FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure Of Detailed Information About Aging Of Accounts Receivable Explanatory

	December 31, 2020	December 31, 2019
Current	$2,966	$8,411
Past due 31-60 days	328	1,051
Past due 61-90 days	34	352
Past due 91-120 days	24	41
Past due over 120 days(1)	376	12,197
Trade accounts receivable	3,728	22,052
Less allowance for doubtful accounts	(169)	(188)
	$3,559	$21,864

(1) 2019 amount includes receivables for prior year tax rebate, which was received from the tax authorities subsequent to the year ended December 31, 2019. Refer to Note 25.

Disclosure Of Detailed Information About Allowance For Doubtful Accounts For Trade Accounts Receivable Explanatory
	2020	2019
Balance, beginning of year	$188	$154
(Reversal of) Provision for doubtful accounts	(13)	69
Bad debts written off, net of recoveries	(6)	(35)
Balance, end of year	$169	$188

Disclosure Of Detailed Information About Contractual Cash Flow Maturities Explanatory
		Contractual Cash Flow Maturities
As at December 31, 2020	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$5,766	$5,766	$5,766	$—	$—
Income taxes payable	489	489	489	—	—
Payable to loyalty program partners	50,629	50,629	50,629	—	—
Long term debt including interest payments(1)	15,000	15,522	3,502	12,020	—
	$71,884	$72,406	$60,386	$12,020	$—

[1] Interest on long term debt is based on LIBOR and SOFR rate as at year end 2020, which represents Management's best estimate based on information available.

		Contractual Cash Flow Maturities
As at December 31, 2019	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$13,766	$13,766	$13,766	$—	$—
Foreign exchange forward contracts designated as cash flow hedges	1	1	1	—	—
Income taxes payable	2,326	2,326	2,326	—	—
Payable to loyalty program partners	78,270	78,270	78,270	—	—
	$94,363	$94,363	$94,363	$—	$—

Disclosure of detailed information about foreign currency risk [Table Text Block]
As at December 31, 2020	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7849	1.3663	1.2278	0.009701
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	6,692	4,825	5,680	67,097
Cash held in trust	357	—	—	—
Funds receivable from payment processors	29	306	1,070	11,482
Accounts receivable	1,428	188	55	25,497
	8,506	5,319	6,805	104,076
Financial liabilities
Accounts payable and accrued liabilities	3,697	365	34	725
Payable to loyalty program partners	476	2,896	5,114	14,058
	4,173	3,261	5,148	14,783

As at December 31, 2019	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.76750	1.31710	1.12170	0.009213
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	3,814	4,256	2,826	183,018
Cash held in trust	3,302	—	—	—
Funds receivable from payment processors	422	862	867	26,241
Accounts receivable	1,653	3,129	859	62,993
	9,191	8,247	4,552	272,252

Financial liabilities
Accounts payable and accrued liabilities	5,239	3,221	102	8,773
Payable to loyalty program partners	4,456	6,111	5,345	89,531
	9,695	9,332	5,447	98,304

Disclosure of fair value measurement [Table Text Block]
2020	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$827	$827
	$827	$827

2019	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$229	$229
Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(1)	(1)
	$228	$228

(i) The carrying values of the Corporation's foreign exchange forward contracts are included in prepaid expenses and other assets and current portion of other liabilities in the consolidated statements of financial position.